Financial Instruments - Summary of Derivative Financial Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	$ 2,911	$ 2,230
Derivative financial instrument, Fair value	21	(81)
Net Investment Hedges [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	1,511	741
Derivative financial instrument, Fair value	3	(42)
Equity forwards on third party shares [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	0	27
Derivative financial instrument, Fair value	0	3
Interest Rate Swap Contract [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	1,005	1,334
Derivative financial instrument, Fair value	(18)	(47)
Fuels Price Hedging [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	145	128
Derivative financial instrument, Fair value	30	5
Options Derivative [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount	250	0
Derivative financial instrument, Fair value	$ 6	$ 0